Employee Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Employee Benefits
Employee Benefits

8.Employee Benefits

401(k) Plan

The Company sponsors a defined contribution 401(k) Plan with contributions to be made at the sole discretion of the management. Under the provisions of the 401(k) Plan, the Company matches the employees’ contributions for the first 3% of compensation and matches 50% of the employees’ contributions for the next 2% of compensation. The expense recorded for the 401(k) Plan was $672 and $425 for the three months ended March 31, 2022 and 2021, respectively.

7.	Employee Benefits

401(k) Plan

The Company sponsors a defined contribution 401(k) Plan with Company contributions to be made at the sole discretion of the management. Under the provisions of the 401(k) Plan, the Company matches the employees’ contributions for the first 3% of compensation and matches 50% of the employees’ contributions for the next 2% of compensation. The expense for the 401(k) Plan was $1,878 and $1,813 for 2021 and 2020, respectively.